Financing Receivables - By Portfolio Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) class	Dec. 31, 2024 USD ($) class
Financing receivables
Number of classes of financing receivable | class	3	3
Amortized cost	$ 16,324	$ 12,639
Allowance for credit losses
Allowance for credit losses, beginning balance	128
Allowance for credit losses, ending balance	141	128
Client Financing Receivables
Financing receivables
Amortized cost	13,328	10,418
Allowance for credit losses
Allowance for credit losses, beginning balance	123	150
Write-offs	(22)	(3)
Recoveries	1	1
Additions/(releases)	22	(12)
Other	13	(14)
Allowance for credit losses, ending balance	136	123
Client Financing Receivables | Americas
Financing receivables
Amortized cost	7,278	5,861
Allowance for credit losses
Allowance for credit losses, beginning balance	69	92
Write-offs	(16)	(2)
Recoveries	0	1
Additions/(releases)	10	(10)
Other	7	(11)
Allowance for credit losses, ending balance	69	69
Client Financing Receivables | EMEA
Financing receivables
Amortized cost	4,440	3,128
Allowance for credit losses
Allowance for credit losses, beginning balance	45	48
Write-offs	(1)	(1)
Recoveries	0	0
Additions/(releases)	10	0
Other	6	(2)
Allowance for credit losses, ending balance	60	45
Client Financing Receivables | Asia Pacific
Financing receivables
Amortized cost	1,610	1,429
Allowance for credit losses
Allowance for credit losses, beginning balance	9	11
Write-offs	(5)	0
Recoveries	0	0
Additions/(releases)	2	(2)
Other	0	0
Allowance for credit losses, ending balance	$ 7	$ 9